Quarterly Holdings Report
for
Fidelity Freedom® Blend 2030 Fund
December 31, 2024
FBF-Y30-NPRT3-0325
1.9892470.106
Bond Funds - 38.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,104,230	20,326,857
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	20,445,470	150,683,116
Fidelity Series Corporate Bond Fund (b)	13,070,385	120,116,842
Fidelity Series Emerging Markets Debt Fund (b)	1,857,364	14,673,178
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	484,080	4,138,884
Fidelity Series Floating Rate High Income Fund (b)	294,771	2,652,935
Fidelity Series Government Bond Index Fund (b)	21,187,442	190,898,854
Fidelity Series High Income Fund (b)	1,784,075	15,360,883
Fidelity Series International Developed Markets Bond Index Fund (b)	15,992,201	138,812,304
Fidelity Series Investment Grade Bond Fund (b)	18,533,234	183,108,353
Fidelity Series Investment Grade Securitized Fund (b)	13,189,445	115,803,326
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,942,321	111,203,724
Fidelity Series Real Estate Income Fund (b)	286,088	2,809,379
TOTAL BOND FUNDS (Cost $1,182,904,170)		1,070,588,635

Domestic Equity Funds - 35.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	11,459,711	227,360,676
Fidelity Series Commodity Strategy Fund (b)	65,600	5,652,112
Fidelity Series Large Cap Growth Index Fund (b)	5,795,590	147,207,982
Fidelity Series Large Cap Stock Fund (b)	5,834,078	133,892,097
Fidelity Series Large Cap Value Index Fund (b)	17,149,789	279,713,053
Fidelity Series Small Cap Core Fund (b)	5,977,579	72,986,244
Fidelity Series Small Cap Opportunities Fund (b)	2,113,940	30,926,937
Fidelity Series Value Discovery Fund (b)	6,334,388	98,183,010
TOTAL DOMESTIC EQUITY FUNDS (Cost $759,564,422)		995,922,111

International Equity Funds - 26.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,425,701	53,714,984
Fidelity Series Emerging Markets Fund (b)	5,608,494	48,681,725
Fidelity Series Emerging Markets Opportunities Fund (b)	10,750,058	196,941,064
Fidelity Series International Growth Fund (b)	6,969,541	121,479,092
Fidelity Series International Index Fund (b)	3,934,031	46,618,263
Fidelity Series International Small Cap Fund (b)	2,379,669	38,550,637
Fidelity Series International Value Fund (b)	10,256,205	122,253,958
Fidelity Series Overseas Fund (b)	9,055,540	121,706,464
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $694,404,816)		749,946,187

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $363)	37	370

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.58	110,000	109,818
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	520,000	520,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	2,210,000	2,204,528
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	2,980,000	2,970,196
US Treasury Bills 0% 1/9/2025 (d)	4.58	390,000	389,681
US Treasury Bills 0% 2/6/2025 (d)	4.47	80,000	79,671
US Treasury Bills 0% 3/27/2025 (d)	4.28	580,000	574,330
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,846,546)			6,848,224

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,965,626)	4.36	2,965,033	2,965,626

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,646,685,943)	2,826,271,153
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,172,466
NET ASSETS - 100.0%	2,827,443,619

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	214	Mar 2025	24,262,250	(804,121)	(804,121)
ICE MSCI Emerging Markets Index Contracts (United States)	653	Mar 2025	35,059,570	(1,214,574)	(1,214,574)

TOTAL EQUITY CONTRACTS					(2,018,695)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	704	Mar 2025	76,560,000	(707,856)	(707,856)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	122	Mar 2025	12,969,172	(50,682)	(50,682)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	228	Mar 2025	25,956,375	(641,822)	(641,822)

TOTAL INTEREST RATE CONTRACTS					(1,400,360)

TOTAL PURCHASED					(3,419,055)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	171	Mar 2025	50,750,663	1,647,608	1,647,608

TOTAL FUTURES CONTRACTS					(1,771,447)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,797,224.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,337,806	52,566,685	51,938,844	123,863	(21)	-	2,965,626	2,965,033	0.0%
Total	2,337,806	52,566,685	51,938,844	123,863	(21)	-	2,965,626	2,965,033

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	582,785	20,536,320	644,723	367,047	(896)	(146,629)	20,326,857	2,104,230
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	106,959,180	56,114,856	6,797,307	4,747,559	38,815	(5,632,428)	150,683,116	20,445,470
Fidelity Series Blue Chip Growth Fund	173,797,243	80,210,395	48,203,798	18,279,546	1,122,772	20,434,064	227,360,676	11,459,711
Fidelity Series Canada Fund	42,148,204	15,898,489	5,128,509	1,576,574	5,781	791,019	53,714,984	3,425,701
Fidelity Series Commodity Strategy Fund	14,544,646	7,704,084	15,693,928	612,917	(8,104,835)	7,202,145	5,652,112	65,600
Fidelity Series Corporate Bond Fund	98,031,987	33,469,851	10,519,102	3,709,808	38,191	(904,085)	120,116,842	13,070,385
Fidelity Series Emerging Markets Debt Fund	11,189,066	4,205,747	731,533	548,258	9,272	626	14,673,178	1,857,364
Fidelity Series Emerging Markets Debt Local Currency Fund	3,475,019	1,079,215	186,296	188,536	604	(229,658)	4,138,884	484,080
Fidelity Series Emerging Markets Fund	44,047,884	13,733,413	8,160,820	1,335,888	(79,446)	(859,306)	48,681,725	5,608,494
Fidelity Series Emerging Markets Opportunities Fund	176,792,560	52,573,961	35,544,385	3,981,953	(778,992)	3,897,920	196,941,064	10,750,058
Fidelity Series Floating Rate High Income Fund	2,001,761	794,754	133,006	158,616	(2)	(10,572)	2,652,935	294,771
Fidelity Series Government Bond Index Fund	143,464,570	59,274,360	9,538,076	4,293,116	19,152	(2,321,152)	190,898,854	21,187,442
Fidelity Series Government Money Market Fund	10,242	739,632	749,874	6,009	-	-	-	-
Fidelity Series High Income Fund	11,236,521	4,941,589	1,012,919	675,246	(28,740)	224,432	15,360,883	1,784,075
Fidelity Series International Developed Markets Bond Index Fund	86,063,632	59,253,830	5,183,292	4,053,115	9,283	(1,331,149)	138,812,304	15,992,201
Fidelity Series International Growth Fund	105,753,041	39,554,258	15,688,965	4,944,103	579,471	(8,718,713)	121,479,092	6,969,541
Fidelity Series International Index Fund	40,037,710	13,243,408	4,054,212	1,351,676	(48,037)	(2,560,606)	46,618,263	3,934,031
Fidelity Series International Small Cap Fund	33,230,417	12,839,234	4,421,111	3,588,810	45,731	(3,143,634)	38,550,637	2,379,669
Fidelity Series International Value Fund	106,257,633	37,462,501	14,043,263	5,419,977	(163,709)	(7,259,204)	122,253,958	10,256,205
Fidelity Series Investment Grade Bond Fund	144,388,324	52,531,665	11,861,705	5,422,565	21,642	(1,971,573)	183,108,353	18,533,234
Fidelity Series Investment Grade Securitized Fund	95,149,879	32,282,645	10,276,223	3,707,111	3,740	(1,356,715)	115,803,326	13,189,445
Fidelity Series Large Cap Growth Index Fund	110,098,024	40,569,203	26,785,982	813,257	930,694	22,396,043	147,207,982	5,795,590
Fidelity Series Large Cap Stock Fund	116,649,527	41,182,089	30,470,208	9,435,354	2,873,677	3,657,012	133,892,097	5,834,078
Fidelity Series Large Cap Value Index Fund	208,514,079	105,585,595	38,314,110	8,061,363	875,610	3,051,879	279,713,053	17,149,789
Fidelity Series Long-Term Treasury Bond Index Fund	107,962,286	31,279,344	20,920,243	2,870,335	(2,805,998)	(4,311,665)	111,203,724	20,942,321
Fidelity Series Overseas Fund	106,000,652	34,751,373	12,838,359	2,664,931	(116,246)	(6,090,956)	121,706,464	9,055,540
Fidelity Series Real Estate Income Fund	2,149,093	768,863	133,075	132,657	1,168	23,330	2,809,379	286,088
Fidelity Series Short-Term Credit Fund	307,407	362	305,846	363	6,815	(8,368)	370	37
Fidelity Series Small Cap Core Fund	2,021,726	75,929,523	6,734,264	744,202	173,393	1,595,866	72,986,244	5,977,579
Fidelity Series Small Cap Opportunities Fund	51,579,187	11,590,887	30,805,228	2,887,349	1,811,134	(3,249,043)	30,926,937	2,113,940
Fidelity Series Treasury Bill Index Fund	31,766	2,199,720	2,231,819	20,863	333	-	-	-
Fidelity Series Value Discovery Fund	77,014,435	39,404,253	16,100,640	3,804,481	423,838	(2,558,876)	98,183,010	6,334,388
	2,221,490,486	981,705,419	394,212,821	100,403,585	(3,135,785)	10,610,004	2,816,457,303	237,281,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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